Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Revenues

Revenues are comprised of the following:

	Year Ended December 31
	2017	2018	2019
Time charter revenue (operating leases)	$146,533	$191,977	$202,400
Voyage charter revenue	1,095	1,113	—
Other income	6,412	8,458	4,282
Total	154,040	201,548	206,682